Financial structure and financial costs - Financing cash flows, Cash and cash equivalents (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in non-current financial debt
Issuance of non-current debt	$ 16,075	$ 8,668	$ 3,938
Repayment of non-current debt	(275)	(538)	(3,289)
NET AMOUNT	15,800	8,131	649
Cash and cash equivalents
Cash	14,518	16,456	15,186
Cash equivalents	16,750	10,896	12,721
Total cash and cash equivalents	31,268	$ 27,352	$ 27,907	$ 33,185
Restricted cash and cash equivalents	$ 2,140